Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenues	$ 3,936.3	$ 3,777.1	$ 3,614.7
Fiber cement revenues
Disaggregation of Revenue [Line Items]
Total revenues	3,531.2	3,395.4	3,202.5
Fiber gypsum revenues
Disaggregation of Revenue [Line Items]
Total revenues	405.1	381.7	412.2
North America Fiber Cement
Disaggregation of Revenue [Line Items]
Total revenues	2,891.4	2,787.6	2,551.3
North America Fiber Cement | Fiber cement revenues
Disaggregation of Revenue [Line Items]
Total revenues	2,891.4	2,787.6	2,551.3
North America Fiber Cement | Fiber gypsum revenues
Disaggregation of Revenue [Line Items]
Total revenues	0.0	0.0	0.0
Asia Pacific Fiber Cement
Disaggregation of Revenue [Line Items]
Total revenues	562.8	539.2	574.9
Asia Pacific Fiber Cement | Fiber cement revenues
Disaggregation of Revenue [Line Items]
Total revenues	562.8	539.2	574.9
Asia Pacific Fiber Cement | Fiber gypsum revenues
Disaggregation of Revenue [Line Items]
Total revenues	0.0	0.0	0.0
Europe Building Products
Disaggregation of Revenue [Line Items]
Total revenues	482.1	450.3	488.5
Europe Building Products | Fiber cement revenues
Disaggregation of Revenue [Line Items]
Total revenues	77.0	68.6	76.3
Europe Building Products | Fiber gypsum revenues
Disaggregation of Revenue [Line Items]
Total revenues	$ 405.1	$ 381.7	$ 412.2